Stockholders' Equity - Preferred Stock (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Preferred stock, shares authorized (in shares)	10,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0